Subsidiaries	12 Months Ended
Dec. 31, 2021
Subsidiaries [Abstract]
Subsidiaries

Note 9 – Subsidiaries

A.	Details in respect of subsidiaries

Presented hereunder is a list of the Group’s subsidiaries:

	Principal location of the	The Group’s ownership interest in the subsidiary for the year ended December 31
	company’s	2020	2021
Name of company	activity	%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH (*)	Germany	0%	50%
DeepCube Ltd. (**)	Israel	0%	100%
NanoFabrica Ltd. (**)	Israel	0%	100%
Essemtec AG (**)	Switzerland	0%	100%
Nano Dimension Swiss (***)	Switzerland	0%	100%

(*)	On June 30, 2021, the Company signed an agreement with Hensoldt AG, under which the two companies agreed to jointly own and manage a joint venture company, named J.A.M.E.S GmbH (“JAMES”). The object of JAMES is the development of an electronic designer’s community that will exchange designs and methodologies for manufacturing, component integration, and materials for Printed Electronics (PE) and Additively Manufactured Electronics (AME). Although the Company owns 50% of JAMES and has 50% of their voting power, the Company’s management has determined that the Company controls JAMES, by virtue of an agreement with JAMES’s other shareholder (50%). This agreement gives the company the current ability to direct relevant activities of JAMES, among other things by giving the Company a casting vote in JAMES’s advisory board, which is the governing body that directs the relevant activities.

(**)	See Note 9B.

(***)	Nano Dimension Swiss was incorporated by the Company in 2021 and its main activity is holding a property in Switzerland, which is rented to Essemtec.

B.	Acquisition of subsidiaries

(1).	Acquisition of DeepCube

On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. DeepCube operates in the Machine Learning/Deep Learning (ML/DL) industry. Taking control of DeepCube will enable the Group access to DeepCube’s unique technology, and to benefit from its experienced scientists and engineers.

The founders of DeepCube are directors of the Company, and they continue to serve as directors of the Company after completion of DeepCube’s acquisition. One of the founders also continue working at DeepCube, in the role of Chief Technology Officer.

For further details on the remuneration to key management personnel, and the amounts of transactions and outstanding balances with related parties, see Note 22.

From the date of the acquisition until December 31, 2021, DeepCube contributed costs of $8,238 thousand to the Group’s results. If the acquisition had occurred on January 1, 2021, the unaudited consolidated pro forma loss for the year would have been $66,200 thousand (before impairment testing). In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2021.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Thousands USD
Cash	40,082
Equity instruments (2,535,218 Ordinary Shares) – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694

a)

Equity instruments issued

The fair value of the Ordinary Shares issued was based on the listed share price of the Company at the date of acquisition, with discounts for lack of marketability as a result of holdback restrictions.

In accordance with the terms of the acquisition agreement, additional Ordinary Shares of the Company will be issued to one founder of DeepCube, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $7,347 thousand, and will be recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19.

b)

Replacement of share-based payment awards

In accordance with the terms of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of DeepCube (the acquiree’s awards) for equity settled share-based payment awards of the Company (the replacement awards). The details of the acquiree’s awards and replacement awards were as follows.

The acquiree’s awards were granted during the years 2018 to 2021, and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date, and are subject to a 3-year vesting schedule.

The fair value of the acquiree’s awards and the fair value of the replacement awards at the date of acquisition is $2,171 thousand. The consideration for the business combination includes $734 thousand transferred to employees of DeepCube when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of $1,437 thousand will be recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19.

c)

Share price protection

DeepCube’s shareholders, who hold 2,535,218 Ordinary Shares of the Company, have a price protection for a period of twelve months, based on a per share protection price which is the volume weighted average of the closing sale prices for one share of the Company as quoted on the Nasdaq over the thirty days immediately prior to the closing date, multiplied by 0.7. The fair value of the share price protection was measured using a Monte Carlo simulation analysis. For further details on the fair value measurement of the share price protection, see Note 20.

d)	Acquisition-related costs

The Group incurred acquisition-related costs of $177 thousand on legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Thousands USD
Cash and cash equivalents	2,691
Restricted cash	105
Other current assets	218
Property and equipment, net	701
Right-of-use asset	948
Technology	21,680
Goodwill	43,989
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Lease liability	(948)
Total identifiable net assets acquired	66,694

Measurement of fair value

For the valuation of the technology asset, the income approach: multi-period excess earnings method (“MEEM”) was used. The value of the asset is estimated based on the present value of the after-tax cash flows attributable only to that intangible asset. The MEEM approach comprises the following steps: (a) Forecasting revenues attributable solely to DeepCube’s technology; (b) Applying an appropriate operating margin to forecast sales; (c) Applying an appropriate tax charge to estimate post-tax cash flows; (d) Applying post-tax contributory asset charges to reflect the return required on other assets that contribute to the generation of the forecast cash flows; (e) Discounting the resulting net post-tax cash flows, using an appropriate discount rate to arrive at the net present value; and (f) Adding an amortization benefit based on the technology’s remaining useful life.

The aggregate cash flows derived for the Group as a result of the acquisition:

Thousands USD
Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the subsidiary	2,691
(37,391)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of DeepCube’s work force, its technology and the synergies expected to be achieved from integrating DeepCube into the Group’s existing 3D Technologies and business. None of the goodwill recognized is expected to be deductible for tax purposes.

(2). Acquisition of NanoFabrica

On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. NanoFabrica operates in the additive manufacturing (AM) industry. Taking control of NanoFabrica will enable the Group access to NanoFabrica’s micron-resolution technology, and benefit from its experienced scientists and engineers.

From the date of the acquisition until December 31, 2021, NanoFabrica contributed revenue of $864 thousand and loss of $9,785 thousand to the Group’s results. If the acquisition had occurred on January 1, 2021, the unaudited consolidated pro forma revenue would have been $10,497 thousand, and the unaudited consolidated pro forma loss for the year would have been $66,467 thousand (before impairment testing). In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2021.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Thousands USD
Cash	22,977
Deferred payment	1,123
Earn-out cash consideration – contingent consideration	1,367
Equity instruments (2,249,232 Ordinary Shares)	19,614
Equity instruments (262,070 Ordinary Shares) – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Total consideration transferred	47,125

a)	Earn-out cash consideration – Contingent Consideration

The Company will pay NanoFabrica’s founders Earn-out payments, depending on certain targets, in an aggregate amount of up to $3,362 thousand (“Earn-Out Consideration”) as follows:

(i)

Revenue based earn-out (50% of Earn-Out Consideration) – In the event that NanoFabrica generates, during the period commencing on June 1, 2021 and ending on May 31, 2022, revenues of at least $2,800 thousand (“Revenues Target”).

If the actual amount of revenue that was achieved by NanoFabrica during this period is equal to or lower than 75% of the Revenues Target, then NanoFabrica’s founders shall not be entitled to receive any portion of the revenue based earn-out consideration.

If the actual amount of revenue that was achieved by NanoFabrica during this period is lower than the Revenues Target but higher than 75% of the Revenues Target, then the founders shall be entitled to a portion of the revenue earn-out based on this formula:

revenue consideration - (revenue consideration * (1-revenues/Revenues Target)*4).

(ii)

Gross margin based earn-out (50% of Earn-Out Consideration) – In the event that NanoFabrica generates, during the period commencing on June 1 ,2021 and ending on May 31, 2022, gross margin of at least $1,740 thousand (“Gross Margin Target”).

If the gross margin that was achieved by NanoFabrica during this period is equal to or lower than 41.33% of the Gross Margin Target, then NanoFabrica’s founders shall not be entitled to receive any portion of the gross margin based earn-out consideration.

If the gross margin that was achieved by NanoFabrica during this period is lower than the Gross Margin Target but higher than 41.33% of the Gross Margin Target then the founders shall be entitled to a portion of the gross margin earn-out based on this formula:

gross margin consideration - (gross margin consideration * (1-margin/62%)*3).

The Group has included $1,367 thousand as contingent consideration related to the additional consideration, which represents its fair value at the date of acquisition. The fair value of the contingent consideration was measured using a Monte Carlo simulation analysis. Against this liability, the Group has deposited in escrow an amount of approximately $3,362 thousand. As of December 31, 2021, the contingent consideration has reduced to zero, due to lack of expectations for meeting the targets. (see Note 20.F).

b)

Equity instruments issued

The fair value of the Ordinary Shares issued was based on the listed share price of the Company at the date of acquisition. Some of the shares are subject to holdback restrictions, and were measured with discounts for lack of marketability.

In accordance with the terms of the acquisition agreement, additional Ordinary Shares of the Company will be issued to two founders of NanoFabrica, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $10,941 thousand, and will be recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 20.

c)

Replacement of share-based payment awards

In accordance with the terms of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for equity settled share-based payment awards of the Company (the replacement awards). The details of the acquiree’s awards and replacement awards were as follows.

The acquiree’s awards were granted during the years 2017 to 2020, and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date, and are subject to a 3-year vesting schedule.

The fair value of the acquiree’s awards and the fair value of the replacement awards at the date of acquisition is $633 thousand. The consideration for the business combination includes $171 thousand transferred to employees of NanoFabrica when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of $462 thousand will be recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19.

d)	Acquisition-related costs

The Group incurred acquisition-related costs of $230 thousand on legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Thousands USD
Cash and cash equivalents	2,218
Restricted cash	44
Prepaid expenses and other receivables	102
Inventory	130
Property and Equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payables	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125

Measurement of fair value

For the valuation of the technology asset, the income approach: MEEM was used. The value of the asset is estimated based on the present value of the after-tax cash flows attributable only to that intangible asset. The MEEM approach comprises the following steps: (a) Forecasting revenues attributable solely to NanoFabrica’s technology; (b) Applying an appropriate operating margin to forecast sales; (c) Applying an appropriate tax charge to estimate post-tax cash flows; (d) Applying post-tax contributory asset charges to reflect the return required on other assets that contribute to the generation of the forecast cash flows; (e) Discounting the resulting net post-tax cash flows, using an appropriate discount rate to arrive at the net present value; and (f) Adding an amortization benefit based on the technology’s remaining useful life.

The aggregate cash flows derived for the Group as a result of the acquisition:

Thousands USD
Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the subsidiary	2,218
(20,759)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of NanoFabrica’s work force, its technology and the synergies expected to be achieved from integrating NanoFabrica into the Group’s existing business. NanoFabrica fits the Group’s target markets, and the combined offering will increase the number of applications that can be relevant for mass manufacturing. None of the goodwill recognized is expected to be deductible for tax purposes.

(3). Acquisition of Essemtec

On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. Essemtec is a Swiss company, that produces equipment for placing and assembling electronic components on printed circuit boards. Taking control of Essemtec will enable the Group to enhance product lines of both companies, and benefit from Essemtec’s experienced scientists and engineers.

From the date of the acquisition until December 31, 2021, Essemtec contributed revenue of $6,283 thousand and profit of $969 thousand to the Group’s results. If the acquisition had occurred on January 1, 2021, the unaudited consolidated pro forma revenue would have been $29,662 thousand, and the unaudited consolidated pro forma profit for the year would have been $65,691 thousand (before impairment testing). In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2021.

Consideration transferred

The following table summarizes the fair value as of the acquisition date of each major class of consideration transferred:

Thousands USD
Cash	15,152
Shareholder’s loans	(2,681)
Earn-out cash consideration – Contingent consideration	8,792
Total consideration transferred	21,263

a)	Shareholder’s loan Comprised of two loans – one of approximately $1,095 thousand, bearing interest of 3%, and the other of approximately $1,586 thousand, bearing interest of 1%.

b)

Earn-out cash consideration – Contingent Consideration

The Company will pay Essemtec’s shareholders earn-out payments, depending on certain targets, in an aggregate amount of up to CHF 8,900 thousand (as for December 31, 2021, approximately $9,700 thousand) (“Earn-Out Consideration”) as follows:

(i)

EBITDA based earn-out (maximum of up to CHF 3,500 thousand (as for December 31, 2021, approximately $3,815 thousand) of the Earn-Out Consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2021, EBITDA of at least CHF 2,000 thousand (as for December 31, 2021, approximately $2,180 thousand) (“EBITDA Target”).

If the actual amount of EBITDA that was achieved by Essemtec during this period is equal to or lower than 50% of the EBITDA Target, then Essemtec’s shareholders shall not be entitled to receive any portion of the EBITDA based earn-out consideration.

If the actual amount of EBITDA that was achieved by Essemtec during this period is lower than the EBITDA Target but higher than 50% of the EBITDA Target, then Essemtec’s shareholders shall be entitled to a portion of the EBITDA earn-out based on this formula:

EBITDA consideration * (1 - (EBITDA Target - Actual EBITDA)*2/EBITDA Target).

(ii)

Gross profit based earn-out (maximum of up to CHF 5,400 thousand (as for December 31, 2021, approximately $5,886 thousand) of the Earn-Out Consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2022, gross profit of at least CHF 10,702,683 (as for December 31, 2021, approximately $11,666 thousand) (“Gross Profit Threshold”), the earn-out consideration will be paid as follows:

If the actual gross profit that was achieved by Essemtec during this period is equal to CHF 13,378,298 (as for December 31, 2021, approximately $14,582 thousand) (“Gross Profit Target”), then Essemtec’s shareholders shall be entitled to receive a gross profit based earn-out consideration of CHF 4,500 thousand (as for December 31, 2021, approximately $4,905 thousand).

If the actual gross profit that was achieved by Essemtec during this period is lower than the Gross Profit Target but higher than the Gross Profit Threshold, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula:

CHF 4,500 thousand * (1 - (Gross Profit Target - Actual Gross Profit)*5/Gross Profit Target).

If the actual gross profit that was achieved by Essemtec during this period is greater than the Gross Profit Target, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula (but not more than CHF 5,400 thousand):

CHF 4,500 thousand * (1 + (Actual Gross Profit - Gross Profit Target)/Gross Profit Target).

b)	Acquisition-related costs

The Group incurred acquisition-related costs of $1,094 thousand on legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Thousands USD
Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Deferred tax assets	994
Property, plant and equipment	1,358
Right-of-use	47
Customer relationships	1,579
Technology	4,096
Trademark	1,085
Goodwill	12,225
Trade payable	(1,454)
Other current liabilities	(4,371)
Long-term liabilities	(6,518)
Shareholder’s loan (*)	(2,681)
Deferred tax liabilities	(1,374)
Lease liability	(47)
Total identifiable net assets acquired	21,263

(*) See Note 9.B.3(a).

The aggregate cash flows derived for the Group as a result of the acquisition:

Thousands USD
Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the subsidiary	3,221
(11,931)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of Essemtec’s work force, its technology and the synergies expected to be achieved from integrating Essemtec into the Group’s existing business. Essemtec’s present products fit the Group’s markets, in a way that can leverage the distribution channels and go-to-market efforts of both organizations. In addition, the Group’s intention to use its newly acquired deep learning based artificial intelligence technologies from the DeepCube acquisition with Essemtec’s systems. None of the goodwill recognized is expected to be deductible for tax purposes.

4.	The aggregate cash flows derived for the Group as a result of all acquisitions during the current period:

Thousands USD
Cash and cash equivalents paid	(78,211)
Amount deposited in escrow	(4,493)
Cash and cash equivalents of the subsidiary	8,130
(74,574)

See also Note 24.A regarding acquisition after the reporting date.